UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/13

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
August 31, 2013 (Unaudited)

Common Stocks--95.4%	Shares	Value ($)
Brazil--16.0%
Banco Santander Brasil, ADS	2,986,990	17,234,932
Brasil Insurance Participacoes e Administracao	511,600	4,095,459
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	458,500	3,911,005
Cia Energetica de Minas Gerais, ADR	19,450	154,628
Diagnosticos da America	780,200	3,626,404
EDP - Energias do Brasil	1,281,100	5,745,204
Gerdau, ADR	841,280	6,040,390
Itau Unibanco Holding, ADR	1,130,575	13,759,098
JBS	2,280,700	7,035,333
Magnesita Refratarios	1,280,300	3,428,872
Petroleo Brasileiro, ADR	2,221,460	30,034,139
Porto Seguro	168,320	1,813,746
Sul America	650,762	3,818,466
Telefonica Brasil, ADR	304,210	6,002,063
Vale, ADR	584,620	8,424,374
		115,124,113
China--13.7%
Anhui Conch Cement, Cl. H	2,854,000	9,219,571
Asia Cement China Holdings	2,316,000	1,105,069
Beijing Capital International Airport, Cl. H	8,366,000	5,480,631
China Communications Services, Cl. H	4,058,000	2,726,458
China Construction Bank, Cl. H	17,237,809	12,626,396
China Life Insurance, Cl. H	1,910,000	4,689,746
China Railway Group, Cl. H	6,368,000	3,268,399
China Shenhua Energy, Cl. H	1,870,500	5,813,314
Dongfang Electric, Cl. H	2,446,600	3,420,119
Dongfeng Motor Group, Cl. H	2,800,000	3,878,031
Guangzhou Automobile Group, Cl. H	5,923,603	6,042,427
Industrial & Commercial Bank of China, Cl. H	19,636,590	12,889,405
Lianhua Supermarket Holdings, Cl. H	9,238,000	4,884,395
PICC Property & Casualty, Cl. H	5,884,680	8,195,880
Sinotrans, Cl. H	23,188,500	5,741,467
Weichai Power, Cl. H	209,000	757,359
Weiqiao Textile, Cl. H	4,064,100	2,300,795
Zhejiang Expressway, Cl. H	6,582,000	5,508,731
		98,548,193
Czech Republic--.5%
Komercni Banka	15,280	3,295,251
Hong Kong--8.9%
China Mobile	878,500	9,442,704
China Mobile, ADR	67,910	3,665,103
China Power International Development	4,942,872	1,816,658
China Resources Power Holdings	1,272,000	2,919,820
CNOOC	4,090,000	8,122,562
COSCO Pacific	5,971,118	8,778,282

Global Bio-Chem Technology Group	35,430,980	a	2,878,543
iShares FTSE A50 China Index ETF	5,677,900		6,882,791
NWS Holdings	3,869,768		5,778,864
Parkson Retail Group	11,147,000		4,384,366
Shanghai Industrial Holdings	2,900,000		9,499,062
			64,168,755
Hungary--1.0%
Richter Gedeon	437,700		7,029,412
India--9.5%
Bharat Heavy Electricals	2,640,270		4,755,443
Grasim Industries	24,020		821,278
Hindustan Petroleum	1,495,907		3,798,069
ICICI Bank	242,270		2,947,246
ICICI Bank, ADR	52,734		1,372,139
India Cements	5,977,369		4,166,155
Jubilant Life Sciences	1,183,781		1,290,925
Maruti Suzuki India	108,012		2,032,970
NMDC	3,822,781		6,885,287
Oriental Bank of Commerce	1,196,523		2,300,866
Power Grid Corporation of India	1,944,192		2,864,704
Punjab National Bank	388,493		2,527,527
Reliance Industries	1,072,660		13,852,566
Rolta India	2,776,356		2,611,632
Sesa Goa	1,623,804		4,638,913
State Bank of India	301,480		6,931,028
Steel Authority of India	6,023,790		4,212,646
			68,009,394
Indonesia--.8%
Aneka Tambang Persero	10,948,500		1,333,471
Bank Negara Indonesia Persero	8,307,500		2,928,926
Medco Energi Internasional	6,150,000		1,323,489
			5,585,886
Malaysia--1.1%
CIMB Group Holdings	921,600		2,042,544
Genting	2,047,300		5,815,148
			7,857,692
Mexico--1.0%
America Movil, ADR, Ser. L	204,710		3,950,903
Consorcio ARA	4,931,800	a	1,974,787
Grupo Financiero Banorte, Ser. O	164,800		1,014,752
			6,940,442
Poland--1.0%
Asseco Poland	231,174		3,273,722
Bank Pekao	52,282		2,814,643
Powszechna Kasa Oszczednosci Bank Polski	98,230		1,164,336
			7,252,701
Russia--5.6%
Gazprom, ADR	2,184,670		17,171,506
JKX Oil & Gas	1,322,961	a	1,378,746
Lukoil, ADR	8,725		505,614
Mobile Telesystems, ADR	248,010		5,247,892
Rosneft Oil, GDR	1,360,320		9,998,352

Sberbank of Russia, ADR	571,290		6,021,397
			40,323,507
South Africa--4.4%
Adcock Ingram Holdings	152,720		981,840
AngloGold Ashanti	160,230		2,181,802
Barclays Africa Group	495,786		6,606,301
JD Group	1,418,063		3,792,903
Murray & Roberts Holdings	2,056,322	a	5,180,055
Standard Bank Group	896,258		9,981,184
Telkom	1,352,262	a	3,011,895
			31,735,980
South Korea--20.1%
Hite Jinro	234,265		5,307,657
Hyundai Development	209,760		4,062,736
Hyundai Mobis	10,710		2,691,852
Hyundai Motor	37,660		8,447,674
KB Financial Group	505,030		16,242,125
Korea Electric Power	647,005	a	17,893,837
KT	12,200		396,757
KT, ADR	284,650		4,574,326
LG Electronics	130,356		8,502,116
Mando	678		76,043
Mirae Asset Securities	156,370		4,500,718
NongShim	15,366		3,308,386
POSCO	26,068		7,573,470
POSCO, ADR	8,280		596,326
Samsung Electronics	23,792		29,320,712
Samsung Fire & Marine Insurance	28,058		6,319,085
Shinhan Financial Group	237,020		8,733,046
Shinsegae	39,116		7,065,229
SK Telecom	17,498		3,491,561
SK Telecom, ADR	126,790		2,780,505
Tongyang Life Insurance	287,485		2,784,076
			144,668,237
Taiwan--9.3%
Advanced Semiconductor Engineering	4,668,000		4,126,004
Compal Electronics	1,744,000		1,174,342
CTBC Financial Holding	7,550,526		4,756,217
First Financial Holding	15,961,535		9,227,708
Hon Hai Precision Industry	4,988,018		13,534,965
Nan Ya Printed Circuit Board	5,223,220	a	5,707,674
Powertech Technology	1,233,000		2,253,842
Siliconware Precision Industries	927,000		1,040,860
Siliconware Precision Industries, ADR	495,310		2,719,252
Simplo Technology	794,000		3,794,282
Taiwan Semiconductor Manufacturing	2,394,638		8,042,277
Transcend Information	1,058,940		3,124,677
United Microelectronics	13,101,845		5,385,309
Young Fast Optoelectronics	1,459,504		2,014,320
			66,901,729
Thailand--1.3%
Bangkok Bank	1,011,060		5,685,053

Kasikornbank	705,900		3,486,738
			9,171,791
Turkey--.8%
Asya Katilim Bankasi	2,521,620	a	2,201,586
Turkiye Garanti Bankasi	988,460		3,413,248
Turkiye Sise ve Cam Fabrikalari	1		1
			5,614,835
United Arab Emirates--.4%
Emaar Properties	1,737,230		2,719,595
Total Common Stocks
(cost $776,822,918)			684,947,513

Preferred Stocks--.3%
Brazil
Gerdau	159,500		1,146,472
Itau Unibanco Holding	90,480		1,099,738
Total Preferred Stocks
(cost $2,477,064)			2,246,210

Other Investment--3.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $22,470,000)	22,470,000	[b]	22,470,000

Total Investments (cost $801,769,982)	98.8%		709,663,723
Cash and Receivables (Net)	1.2%		8,957,068
Net Assets	100.0%		718,620,791

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2013, net unrealized depreciation on investments was $92,106,259 of which $56,875,619 related to appreciated investment securities and $148,981,878 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	28.2
Information Technology	13.4
Energy	12.8
Industrial	8.7
Materials	8.6
Consumer Discretionary	6.7
Telecommunication Services	6.3
Utilities	4.9
Consumer Staples	3.3
Money Market Investment	3.1
Health Care	1.8
Exchange-Traded Funds	1.0
98.8

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Czech Koruna,
Expiring
9/3/2013 a	3,080,019	158,356	158,150	206

Hong Kong Dollar,
Expiring
9/3/2013 b	8,378,516	1,080,308	1,080,478	(170)

Gross Unrealized Appreciation				206
Gross Unrealized Depreciation				(170)

Counterparties:

a	Citigroup
b	Morgan Stanley Capital Services

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	678,064,722	-	-	678,064,722
Exchange-Traded Funds	6,882,791	-	-	6,882,791
Mutual Funds	22,470,000	-	-	22,470,000
Preferred Stocks+	2,246,210	-	-	2,246,210
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	206	-	206
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(170)	-	(170)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended August 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)